PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Years
Computers and peripheral equipment	3
Office furniture and equipment	5-7
Lease improvements	The shorter of the lease term or the useful life of the asset
Property and equipment consist of the following:

	December 31,
	2021	2020
Cost:
Software development costs	$2,594	$—
Computers and peripheral equipment	1,779	1,260
Office furniture and equipment	661	633
Leasehold improvements	2,164	2,162
	7,198	4,055
Accumulated depreciation	(2,358)	(1,730)
Depreciated cost	$4,840	$2,325